Transamerica International Focus

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Australia - 5.1%
Computershare Ltd.	945,363	$ 16,701,716
National Australia Bank Ltd.	778,474	16,812,320
Northern Star Resources Ltd.	2,855,159	15,690,894

		49,204,930

Austria - 1.2%
Erste Group Bank AG	475,583	12,057,301

China - 2.7%
Airtac International Group	420,144	11,516,873
ANTA Sports Products Ltd.	1,354,900	14,918,606

		26,435,479

Finland - 2.1%
Neste OYJ	403,615	20,754,401

France - 11.9%
LVMH Moet Hennessy Louis Vuitton SE	32,063	22,263,072
Sanofi	314,978	31,300,473
TotalEnergies SE	574,695	29,353,900
Vinci SA	331,935	31,818,871

		114,736,316

Germany - 4.1%
Bayerische Motoren Werke AG	262,243	21,428,748
Merck KGaA	93,903	17,884,823

		39,313,571

Ireland - 7.0%
ICON PLC (A)	112,796	27,212,035
Kingspan Group PLC	355,395	23,004,035
Smurfit Kappa Group PLC	481,204	17,442,392

		67,658,462

Israel - 4.0%
Bank Leumi Le-Israel BM	1,819,077	17,687,993
Nice Ltd., ADR (A) (B)	96,363	20,623,609

		38,311,602

Italy - 2.5%
Enel SpA	3,172,241	15,992,105
Interpump Group SpA	200,173	8,554,951

		24,547,056

Japan - 16.9%
Asahi Group Holdings Ltd.	310,200	10,784,519
Food & Life Cos. Ltd.	639,500	12,462,177
Haseko Corp.	846,100	10,300,770
ITOCHU Corp.	1,153,400	33,575,083
Lasertec Corp. (B)	107,600	15,405,098
Open House Group Co. Ltd.	415,800	18,139,361
Pan Pacific International Holdings Corp.	1,183,600	18,429,208
Taiyo Yuden Co. Ltd.	543,300	19,308,902
Tokyo Electron Ltd.	71,500	24,609,831

		163,014,949

	Shares	Value
COMMON STOCKS (continued)
Norway - 6.1%
DNB Bank ASA	1,228,104	$ 24,225,295
Equinor ASA	901,258	34,701,932

		58,927,227

Republic of Korea - 1.7%
Samsung Electronics Co. Ltd.	345,708	16,364,137

Singapore - 2.9%
DBS Group Holdings Ltd.	1,214,300	27,708,318

Spain - 1.3%
Iberdrola SA	1,153,566	12,318,324

Sweden - 3.1%
Epiroc AB, Class A	361,705	6,395,554
Epiroc AB, Class B	1,041,104	16,536,459
Thule Group AB (B) (C)	253,657	7,364,119

		30,296,132

Switzerland - 7.3%
Lonza Group AG	35,406	21,518,043
Roche Holding AG	97,725	32,445,142
Swiss Life Holding AG	30,871	16,353,488

		70,316,673

Taiwan - 3.7%
E Ink Holdings, Inc.	1,900,000	12,499,694
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	261,724	23,157,339

		35,657,033

United Kingdom - 13.4%
Ashtead Group PLC	325,566	18,326,015
Beazley PLC	1,561,095	10,339,341
British American Tobacco PLC	547,796	21,464,637
Diageo PLC	507,897	24,060,024
Legal & General Group PLC	8,266,484	26,399,156
Rio Tinto PLC, ADR (B)	468,826	28,612,451

		129,201,624

Total Common Stocks (Cost $837,098,312)		936,823,535

OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (D)	29,797,625	29,797,625

Total Other Investment Company (Cost $29,797,625)		29,797,625

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 0.65% (D), dated 07/29/2022, to be repurchased at $15,364,372 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $15,670,875.	$ 15,363,540	15,363,540

Total Repurchase Agreement (Cost $15,363,540)		15,363,540

Total Investments (Cost $882,259,477)		981,984,700
Net Other Assets (Liabilities) - (1.7)%		(16,404,376)

Net Assets - 100.0%		$ 965,580,324

Transamerica Funds	Page 1

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.0%	$98,491,227
Oil, Gas & Consumable Fuels	8.6	84,810,233
Pharmaceuticals	8.3	81,630,438
Semiconductors & Semiconductor Equipment	6.4	63,172,268
Insurance	5.4	53,091,985
Life Sciences Tools & Services	5.0	48,730,078
Metals & Mining	4.5	44,303,345
Machinery	4.4	43,003,837
Textiles, Apparel & Luxury Goods	3.8	37,181,678
Beverages	3.5	34,844,543
Trading Companies & Distributors	3.4	33,575,083
Construction & Engineering	3.2	31,818,871
Electronic Equipment, Instruments & Components	3.2	31,808,596
Household Durables	2.9	28,440,131
Electric Utilities	2.9	28,310,429
Building Products	2.3	23,004,035
Tobacco	2.2	21,464,637
Automobiles	2.2	21,428,748
Software	2.1	20,623,609
Multiline Retail	1.9	18,429,208
Commercial Services & Supplies	1.9	18,326,015
Containers & Packaging	1.8	17,442,392
IT Services	1.7	16,701,716
Technology Hardware, Storage & Peripherals	1.7	16,364,137
Hotels, Restaurants & Leisure	1.3	12,462,177
Leisure Products	0.8	7,364,119

Investments	95.4	936,823,535
Short-Term Investments	4.6	45,161,165

Total Investments	100.0%	$981,984,700

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$99,605,434	$837,218,101	$—	$936,823,535
Other Investment Company	29,797,625	—	—	29,797,625
Repurchase Agreement	—	15,363,540	—	15,363,540

Total Investments	$129,403,059	$852,581,641	$—	$981,984,700

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $59,214,900, collateralized by cash collateral of $29,797,625 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $31,075,194. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of the 144A security is $7,364,119, representing 0.8% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica International Focus

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica International Focus (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3